Income Taxes and Federal Duties - Summary of Principal Factors Generating Deferred Income Tax (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure of income taxes [abstract]
Tax loss carryforwards expire	2027
Business combination in equity	$ (995,766)